Organization (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of subsidiaries, VIE and primary subsidiaries of VIE
			Percentage
			of legal
			ownership
	Date of	Place of	by the	Principal
Entity	incorporation	incorporation	Company	activities
Subsidiaries
Weidai HK	February 5, 2018	Hong Kong	100%	Investment holding
Weidai Co.	March 15, 2018	PRC	100%	Investment holding
Rymo Technology Industry Limited	September 22, 2009	Hong Kong	100%	Investment holding

VIE
Weidai (Hangzhou)	December 25, 2014	PRC	Nil	Online finance marketplace business

Entity	Date of incorporation	Place of incorporation	Percentage of legal ownership by the Company	Principal activities
Subsidiaries of the VIE
Qianwei (Hangzhou) Technology Co., Ltd.	September 29, 2015	PRC	Nil	Asset management
Ruituo (Hangzhou) Internet Financial Information Services Co., Ltd.	July 30, 2015	PRC	Nil	Asset management
Yiwu Weirui Internet Technology Co., Ltd.	September 29, 2015	PRC	Nil	Asset management
Hangzhou Yiqitou Investment Advisory Co., Ltd.	October 28, 2016	PRC	Nil	Consulting
Liangche (Hangzhou) Internet Technology Co., Ltd.	February 21, 2017	PRC	Nil	Internet technology
Hangzhou Jingwei Assets Management Co., Ltd.	August 9, 2016	PRC	Nil	Assets management
Fuzhou Weidai Online Microcredit Co., Ltd.	June 23, 2017	PRC	Nil	Micro-loan business
Khorgos Micro-car Auction Information Technology Co., Ltd.	May 18, 2017	PRC	Nil	Second-hand car operation
Khorgos Micron Internet Technology Co., Ltd.	August 23, 2017	PRC	Nil	Technology development and service
Khorgos Weiyi Internet Technology Co., Ltd.	August 23, 2017	PRC	Nil	Technology development and service
Hangzhou Yaowei Technology Co., Ltd.	January 24, 2018	PRC	Nil	Technology development and service
Hangzhou Jiujiu Financial Information Services Co., Ltd.	August 25, 2015	PRC	Nil	Finance information service
Hangzhou Micro-car Auction Co., Ltd.	June 21, 2018	PRC	Nil	Second-hand car operation

Schedule of consolidated balance sheets related variable interest entities
	As of December 31,
	2017	2018
	RMB	RMB	US$
Current assets:
Cash and cash equivalents	1,765,572	1,419,293	206,428
Restricted cash	1,092,921	1,619,937	235,610
Loans and advances, net	1,938,492	1,482,368	215,602
Short-term investments	8,500	4,100	596
Prepaid expenses and other assets	433,597	553,251	80,466
Amounts due from related parties	9,168	42,680	6,208
Total current assets	5,248,250	5,121,629	744,910
Non-current assets:
Restricted cash	4,000	19,368	2,817
Long-term investments	359,333	13,333	1,939
Loans and advances, net	390,171	421,564	61,314
Prepaid expenses and other assets	8,048	7,606	1,106
Property, equipment and software, net	99,433	88,684	12,899
Goodwill	-	3,067	446
Deferred tax assets	158,566	329,796	47,967
Total non-current assets	1,019,551	883,418	128,488
Total assets	6,267,801	6,005,047	873,398

	As of December 31,
	2017	2018
	RMB	RMB	US$
Current liabilities:
Short-term borrowings	200,000	-	-
Payable to institutional funding partners and online investors	1,770,681	1,005,236	146,206
Current account with online investors and borrowers	1,883,446	2,005,605	291,703
Income tax payable	243,338	59,461	8,648
Accrued expenses and other liabilities	461,295	459,415	66,820
Amounts due to related parties	62,900	452,518	65,816
Deferred revenue	12,330	11,962	1,740
Total current liabilities	4,633,990	3,994,197	580,933
Non-current liabilities:
Payable to institutional funding partners and online investors	416,118	450,160	65,473
Deferred revenue	887	11,343	1,650
Other non-current liabilities	40,719	14,110	2,052
Total non-current liabilities	457,724	475,613	69,175
Total liabilities	5,091,714	4,469,810	650,108

Schedule of consolidated statements of comprehensive income related variable interest entities
	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Net revenues	1,761,380	3,545,430	3,917,701	569,806
Net income	291,029	474,821	231,872	33,724

Schedule of consolidated statements of cash flows related variable interest entities
	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Net cash provided by operating activities	924,388	2,284,077	1,204,835	175,236
Net cash used in investing activities	(337,051)	(2,941,921)	(9,916)	(1,442)
Net cash provided by (used in) financing activities	458,614	2,205,523	(998,814)	(145,271)